UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,074.60	$ 3.96
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.98	$ 3.86

* Expenses are equal to the Fund's annualized expense ratio of .77%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. sponsored ADR	4.2	0.0
Sun Microsystems, Inc.	3.5	0.2
JCPenney Co., Inc.	3.5	0.3
Apple, Inc.	3.4	0.9
Google, Inc. Class A (sub. vtg.)	3.1	1.2
Cisco Systems, Inc.	3.0	1.5
Cognizant Technology Solutions Corp. Class A	2.5	0.6
Mastercard, Inc. Class A	2.5	0.5
Monsanto Co.	2.5	0.5
Applied Materials, Inc.	2.2	0.3
	30.4
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.4	19.5
Health Care	16.5	13.3
Industrials	12.8	9.2
Consumer Discretionary	10.3	11.2
Consumer Staples	8.4	8.0
Asset Allocation (% of fund's net assets)
As of June 30, 2007*		As of December 31, 2006**
	Stocks 99.8%		Stocks 97.7%
	Bonds 0.0%		Bonds 0.2%
	Convertible Securities 0.0%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	13.2%	** Foreign investments	9.7%

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.3%
Household Durables - 0.7%
Centex Corp.	56,700	$ 2,274
KB Home	25,500	1,004
Lennar Corp. Class A (d)	92,200	3,371
		6,649
Media - 1.0%
Live Nation, Inc. (a)	113,400	2,538
Time Warner, Inc.	312,900	6,583
		9,121
Multiline Retail - 5.6%
JCPenney Co., Inc.	451,700	32,694
Macy's, Inc.	488,600	19,437
		52,131
Specialty Retail - 1.1%
Casual Male Retail Group, Inc. (a)(d)	1,060,900	10,715
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	239,900	11,369
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	143,300	6,542
		17,911
TOTAL CONSUMER DISCRETIONARY		96,527
CONSUMER STAPLES - 8.4%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	174,100	16,097
PepsiCo, Inc.	159,970	10,374
		26,471
Food Products - 2.6%
Ralcorp Holdings, Inc. (a)	205,600	10,989
Tyson Foods, Inc. Class A	588,000	13,548
		24,537
Household Products - 1.0%
Procter & Gamble Co.	152,555	9,335
Personal Products - 2.0%
Avon Products, Inc.	506,000	18,596
TOTAL CONSUMER STAPLES		78,939
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 5.8%
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)	73,662	$ 7,679
Oceaneering International, Inc. (a)	98,100	5,164
Schlumberger Ltd. (NY Shares)	70,000	5,946
		18,789
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.	53,000	2,687
Canadian Natural Resources Ltd.	40,300	2,678
EOG Resources, Inc.	63,400	4,632
Marathon Oil Corp.	29,900	1,793
Quicksilver Resources, Inc. (a)	54,000	2,407
Suncor Energy, Inc.	27,900	2,513
Valero Energy Corp.	182,000	13,443
Western Oil Sands, Inc. Class A (a)	161,300	5,375
		35,528
TOTAL ENERGY		54,317
FINANCIALS - 6.2%
Capital Markets - 5.3%
Goldman Sachs Group, Inc.	31,900	6,914
Janus Capital Group, Inc.	618,000	17,205
Lazard Ltd. Class A	126,300	5,687
Northern Trust Corp.	170,800	10,972
State Street Corp.	135,700	9,282
		50,060
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	103,800	5,496
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	85,566	3,110
TOTAL FINANCIALS		58,666
HEALTH CARE - 16.5%
Biotechnology - 4.0%
Alexion Pharmaceuticals, Inc. (a)	23,100	1,041
Alnylam Pharmaceuticals, Inc. (a)	68,400	1,039
Amylin Pharmaceuticals, Inc. (a)(d)	178,800	7,359
Celgene Corp. (a)	120,500	6,908
CSL Ltd.	100,285	7,483
Gilead Sciences, Inc. (a)	236,900	9,185
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
GTx, Inc. (a)	86,100	$ 1,394
Theravance, Inc. (a)	74,400	2,381
Vertex Pharmaceuticals, Inc. (a)	42,200	1,205
		37,995
Health Care Equipment & Supplies - 6.6%
Becton, Dickinson & Co.	176,900	13,179
C.R. Bard, Inc.	243,500	20,120
Inverness Medical Innovations, Inc. (a)	258,700	13,199
St. Jude Medical, Inc. (a)	384,000	15,932
		62,430
Health Care Technology - 1.9%
Cerner Corp. (a)	284,300	15,770
Health Corp. (a)	122,900	1,722
		17,492
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	84,700	3,438
Pharmaceuticals - 3.6%
Allergan, Inc.	283,200	16,324
BioMimetic Therapeutics, Inc.	101,100	1,580
Merck & Co., Inc.	313,700	15,622
		33,526
TOTAL HEALTH CARE		154,881
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.5%
DynCorp International, Inc. Class A	227,700	5,007
General Dynamics Corp.	226,600	17,725
United Technologies Corp.	140,400	9,959
		32,691
Commercial Services & Supplies - 1.5%
Fuel Tech, Inc. (a)(d)	410,700	14,066
Construction & Engineering - 1.3%
Larsen & Toubro Ltd.	54,781	2,971
Washington Group International, Inc. (a)	111,500	8,921
		11,892
Electrical Equipment - 5.3%
ABB Ltd. sponsored ADR	1,753,000	39,617
Alstom SA (d)	29,000	4,875
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
American Superconductor Corp. (a)(d)	133,100	$ 2,570
Bharat Heavy Electricals Ltd.	81,971	3,111
		50,173
Industrial Conglomerates - 0.9%
Siemens AG sponsored ADR	62,100	8,884
Machinery - 0.3%
Jain Irrigation Systems Ltd.	205,830	2,441
TOTAL INDUSTRIALS		120,147
INFORMATION TECHNOLOGY - 31.4%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	1,002,100	27,908
Research In Motion Ltd. (a)	33,000	6,600
		34,508
Computers & Peripherals - 8.1%
Apple, Inc. (a)	259,600	31,682
EMC Corp. (a)	605,100	10,952
Sun Microsystems, Inc. (a)	6,267,300	32,966
		75,600
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	473,600	18,205
Internet Software & Services - 3.3%
Google, Inc. Class A (sub. vtg.) (a)	55,900	29,257
WebMD Health Corp. Class A (a)	33,900	1,596
		30,853
IT Services - 7.4%
Cognizant Technology Solutions Corp. Class A (a)	314,000	23,578
ExlService Holdings, Inc.	137,600	2,579
Mastercard, Inc. Class A (d)	141,500	23,471
Unisys Corp. (a)	1,892,400	17,297
WNS Holdings Ltd. ADR	103,900	2,957
		69,882
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	1,043,500	20,734
FormFactor, Inc. (a)	180,470	6,912
Intel Corp.	790,300	18,778
		46,424
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.1%
Adobe Systems, Inc. (a)	105,200	$ 4,224
Nintendo Co. Ltd.	19,100	7,006
Opsware, Inc. (a)	159,900	1,521
Salesforce.com, Inc. (a)	35,300	1,513
Ubisoft Entertainment SA (a)	95,200	5,044
		19,308
TOTAL INFORMATION TECHNOLOGY		294,780
MATERIALS - 4.1%
Chemicals - 3.3%
Monsanto Co.	344,900	23,295
Potash Corp. of Saskatchewan, Inc.	97,600	7,610
		30,905
Metals & Mining - 0.8%
Titanium Metals Corp.	250,856	8,002
TOTAL MATERIALS		38,907
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	293,500	12,180
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	340,600	14,305
TOTAL TELECOMMUNICATION SERVICES		26,485
UTILITIES - 1.5%
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	452,100	9,892
Clipper Windpower PLC (a)	86,100	1,451
		11,343
Multi-Utilities - 0.3%
Sempra Energy	47,500	2,813
TOTAL UTILITIES		14,156
TOTAL COMMON STOCKS (Cost $865,223)		937,805
Money Market Funds - 5.1%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c) (Cost $48,437)	48,436,925	$ 48,437
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $913,660)		986,242
NET OTHER ASSETS - (4.9)%		(46,464)
NET ASSETS - 100%		$ 939,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 283
Fidelity Securities Lending Cash Central Fund	66
Total	$ 349
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.8%
Switzerland	4.2%
Canada	3.0%
France	1.0%
Others (individually less than 1%)	5.0%
100.0%
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $42,994,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,265) - See accompanying schedule: Unaffiliated issuers (cost $865,223)	$ 937,805
Fidelity Central Funds (cost $48,437)	48,437
Total Investments (cost $913,660)		$ 986,242
Foreign currency held at value (cost $73)		73
Receivable for investments sold		18,399
Receivable for fund shares sold		152
Dividends receivable		468
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		2
Other receivables		39
Total assets		1,005,415

Liabilities
Payable to custodian bank	$ 388
Payable for investments purchased	15,503
Payable for fund shares redeemed	600
Accrued management fee	438
Other affiliated payables	156
Other payables and accrued expenses	115
Collateral on securities loaned, at value	48,437
Total liabilities		65,637

Net Assets		$ 939,778
Net Assets consist of:
Paid in capital		$ 773,430
Undistributed net investment income		1,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,477
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		72,533
Net Assets, for 13,625 shares outstanding		$ 939,778
Net Asset Value, offering price and redemption price per share ($939,778 ÷ 13,625 shares)		$ 68.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,504
Interest		15
Income from Fidelity Central Funds		349
Total income		4,868

Expenses
Management fee Basic fee	$ 2,572
Performance adjustment	(56)
Transfer agent fees	753
Accounting and security lending fees	156
Custodian fees and expenses	31
Independent trustees' compensation	2
Registration fees	19
Audit	31
Legal	5
Interest	1
Miscellaneous	40
Total expenses before reductions	3,554
Expense reductions	(36)	3,518
Net investment income (loss)		1,350
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,496
Foreign currency transactions	126
Total net realized gain (loss)		136,622
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $37)	(71,668)
Assets and liabilities in foreign currencies	(13)
Total change in net unrealized appreciation (depreciation)		(71,681)
Net gain (loss)		64,941
Net increase (decrease) in net assets resulting from operations		$ 66,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,350	$ 7,702
Net realized gain (loss)	136,622	67,893
Change in net unrealized appreciation (depreciation)	(71,681)	33,390
Net increase (decrease) in net assets resulting from operations	66,291	108,985
Distributions to shareholders from net investment income	-	(7,720)
Share transactions Proceeds from sales of shares	10,017	37,199
Reinvestment of distributions	-	6,652
Cost of shares redeemed	(47,767)	(107,514)
Net increase (decrease) in net assets resulting from share transactions	(37,750)	(63,663)
Total increase (decrease) in net assets	28,541	37,602

Net Assets
Beginning of period	911,237	873,635
End of period (including undistributed net investment income of $1,338 and distributions in excess of net investment income of $12, respectively)	$ 939,778	$ 911,237
Other Information Shares
Sold	152	623
Issued in reinvestment of distributions	-	104
Redeemed	(724)	(1,799)
Net increase (decrease)	(572)	(1,072)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 64.18	$ 57.22	$ 53.66	$ 48.98	$ 38.64	$ 49.04
Income from Investment Operations
Net investment income (loss) D	.10	.52	.40	.52 G	.34	.15
Net realized and unrealized gain (loss)	4.69	6.99	3.59	4.70	10.34	(10.39)
Total from investment operations	4.79	7.51	3.99	5.22	10.68	(10.24)
Distributions from net investment income	-	(.55)	(.43)	(.54)	(.34)	(.16)
Net asset value, end of period	$ 68.97	$ 64.18	$ 57.22	$ 53.66	$ 48.98	$ 38.64
Total Return B, C	7.46%	13.12%	7.42%	10.66%	27.65%	(20.89)%
Ratios to Average Net Assets E, H
Expenses before reductions	.77% A	.81%	.83%	.84%	.82%	1.05%
Expenses net of fee waivers, if any	.77% A	.81%	.83%	.84%	.82%	1.05%
Expenses net of all reductions	.77% A	.80%	.80%	.82%	.79%	1.01%
Net investment income (loss)	.29% A	.87%	.73%	1.04%	.79%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 940	$ 911	$ 874	$ 883	$ 867	$ 729
Portfolio turnover rate F	255% A	81%	64%	59%	80%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.16 per share.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 103,643
Unrealized depreciation	(31,750)
Net unrealized appreciation (depreciation)	$ 71,893

Cost for federal income tax purposes	$ 914,349

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,157,748 and $1,176,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,321	5.40%	$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $66.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $1 and $8, respectively.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 17, 2007. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	468,618,004.61	94.223
Withheld	28,731,192.75	5.777
TOTAL	497,349,197.36	100.000
Albert R. Gamper, Jr.
Affirmative	468,315,892.22	94.162
Withheld	29,033,305.14	5.838
TOTAL	497,349,197.36	100.000
Robert M. Gates
Affirmative	463,420,416.41	93.178
Withheld	33,928,780.95	6.822
TOTAL	497,349,197.36	100.000
George H. Heilmeier
Affirmative	467,655,071.85	94.030
Withheld	29,694,125.51	5.970
TOTAL	497,349,197.36	100.000
Edward C. Johnson 3d
Affirmative	467,078,649.64	93.914
Withheld	30,270,547.72	6.086
TOTAL	497,349,197.36	100.000
Stephen P. Jonas
Affirmative	468,683,818.54	94.236
Withheld	28,665,378.82	5.764
TOTAL	497,349,197.36	100.000
James H. Keyes
Affirmative	467,935,169.61	94.086
Withheld	29,414,027.75	5.914
TOTAL	497,349,197.36	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	467,628,543.94	94.024
Withheld	29,720,653.42	5.976
TOTAL	497,349,197.36	100.000
Ned C. Lautenbach
Affirmative	468,273,055.58	94.154
Withheld	29,076,141.78	5.846
TOTAL	497,349,197.36	100.000
Robert L. Reynolds
Affirmative	468,533,966.78	94.206
Withheld	28,815,230.58	5.794
TOTAL	497,349,197.36	100.000
Cornelia M. Small
Affirmative	468,296,110.38	94.158
Withheld	29,053,086.98	5.842
TOTAL	497,349,197.36	100.000
William S. Stavropoulos
Affirmative	466,766,441.70	93.851
Withheld	30,582,755.66	6.149
TOTAL	497,349,197.36	100.000
Kenneth L. Wolfe
Affirmative	467,379,146.94	93.974
Withheld	29,970,050.42	6.026
TOTAL	497,349,197.36	100.000
PROPOSAL 2
To approve a change in the performance adjustment index for the fund.A
Affirmative	383,186,080.13	77.046
Withheld	62,196,878.88	12.505
Abstain	39,516,350.83	7.946
Broker Non-Votes	12,449,887.52	2.503
TOTAL	497,349,197.36	100.000
PROPOSAL 3
To authorize the Trustees to change the performance adjustment index for the fund in the future without a shareholder vote.A
	# of Votes	% of Votes
Affirmative	334,540,988.82	67.265
Against	113,733,777.98	22.868
Abstain	36,624,543.04	7.364
Broker Non-Votes	12,449,887.52	2.503
TOTAL	497,349,197.36	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TRE-USAN-0807
1.787792.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 16, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 16, 2007